THIRD QUARTER REPORT

[MORGAN STANLEY LOGO]

Morgan Stanley Asia-Pacific Fund, Inc.

SEPTEMBER 30, 2001

MORGAN STANLEY ASIA-PACIFIC FUND, INC.

MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

DIRECTORS AND OFFICERS
Barton M. Biggs                         William G. Morton, Jr.
CHAIRMAN OF THE BOARD OF                DIRECTOR
DIRECTORS
                                        Michael Nugent
Ronald E. Robison                       DIRECTOR
PRESIDENT AND DIRECTOR
                                        Fergus Reid
John D. Barrett II                      DIRECTOR
DIRECTOR
                                        Stefanie V. Chang
Thomas P. Gerrity                       VICE PRESIDENT
DIRECTOR
                                        Lorraine Truten
Gerard E. Jones                         VICE PRESIDENT
DIRECTOR
                                        Joseph P. Stadler
Joseph J. Kearns                        VICE PRESIDENT AND TREASURER
DIRECTOR
                                        Mary E. Mullin
Vincent R. McLean                       SECRETARY
DIRECTOR
                                        Belinda A. Brady
C. Oscar Morong, Jr.                    ASSISTANT TREASURER
DIRECTOR

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

                                          MORGAN STANLEY ASIA-PACIFIC FUND, INC.
                                          OVERVIEW

LETTER TO SHAREHOLDERS

For the nine months ended September 30, 2001, the Morgan Stanley Asia-Pacific Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -26.06% compared to -24.25% for its benchmark (described below). For the period from the Fund's commencement of operations on August 2, 1994 through September 30, 2001, the Fund's cumulative total return, based on net asset value per share, was -31.00% compared with -45.51% for the benchmark. The benchmark for the Fund is comprised of two Morgan Stanley Capital International (MSCI) indices; Japan and All-Country Asia-Pacific Free ex-Japan, with each index weighted equally. On September 30, 2001, the closing price of the Fund's shares on the New York Stock Exchange was $6.30, representing a 21.3% discount to the Fund's net asset value per share.

MARKET OVERVIEW AND OUTLOOK

ASIA EX-JAPAN
In the third quarter of 2001, Asia ex-Japan equities fell sharply along with global equity markets in the aftermath of the September 11 attacks in the U.S. During the month of September alone, most Asia ex-Japan markets posted double-digit declines, making the third quarter the worst quarter for 2001 so far. However, relative to other developed international markets, most Asian markets have outperformed year-to-date.

Asian markets were led lower earlier in the third quarter, due to concerns over downward revisions in corporate earnings, particularly in telecommunication and technology stocks. In the short-term, we remain cautious as global economic growth slows further and risk aversion increases. We believe the significant negative shock to consumer demand caused by the tragic events of September 11 will result in a recession in the U.S. and throughout the world during the second half of 2001. We expect U.S. consumption to eventually improve, fueled by the low interest rate environment and an expected pick-up in government spending. As global economies strengthen, export-oriented Asian ex-Japan markets' trade balances and economies should also improve. With valuations near their lows of the crisis in 1998, we believe the Asian ex-Japan markets are near their troughs.

JAPAN

With respect to Japan, an important aspect of our current strategy is the more defensive asset play we have begun to adopt in the Fund. Japan is in a particularly important juncture as we begin the second half of the domestic fiscal year ending March 2002. First, accounting principles are now changing to "mark-to-market" from book value accounting, allowing for greater balance sheet transparency. Second, in our opinion, Japanese banks in the current global and domestic economic environment appear to have zero tolerance for non-performing loans.

In light of these assumptions, we are using rallies in the market to trade into higher quality names with measurable high quality balance sheets and look to companies with strong cash positions, strong brand and higher than average liquidity. Finally, the huge intervention by the BOJ, yield gap between JGB's and equities and historically low price to book ratios suggests the Japanese equity market may be poised to trade higher towards year-end 2001.

OTHER DEVELOPMENTS
On January 23, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares trade from their net asset value. For the nine months ended September 30, 2001, there were no repurchases of Fund shares. From the inception of the program through September 30, 2001, the Fund has repurchased 14,225,634 of its shares at an average discount of 20.72% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
PRESIDENT AND DIRECTOR

October 2001

ON OCTOBER 18, 2001, THE FUND'S BY-LAWS WERE AMENDED TO CHANGE THE RETIREMENT AGE FOR DIRECTORS TO 72 FROM 73. THE FUND ALSO ADOPTED A NON-FUNDAMENTAL POLICY THAT, UNDER NORMAL CIRCUMSTANCES, AT LEAST 80% OF ITS ASSETS WILL BE INVESTED IN EQUITY SECURITIES OF ASIAN-PACIFIC ISSUERS OR IN DEBT SECURITIES ISSUED OR GUARANTEED BY ASIAN-PACIFIC GOVERNMENTS OR GOVERNMENTAL ENTITIES.

                                          MORGAN STANLEY ASIA-PACIFIC FUND, INC.
                                          SEPTEMBER 30, 2001 (UNAUDITED)

INVESTMENT SUMMARY
HISTORICAL INFORMATION

                                                                         TOTAL RETURN (%)
                                     -------------------------------------------------------------------------------
                                              MARKET VALUE(1)           NET ASSET VALUE(2)            INDEX(3)
                                     -------------------------------------------------------------------------------
                                                          AVERAGE                  AVERAGE                   AVERAGE
                                       CUMULATIVE         ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE     ANNUAL
                                       ----------         -------    ----------    -------    ----------     -------
Year to Date                            -27.48%               --       -26.06%         --       -24.25%          --
One Year                                -31.84            -31.84%      -36.68      -36.68%      -33.56       -33.56%
Five Year                               -38.64             -9.31       -33.12       -7.73       -44.56       -11.13
Since Inception*                        -45.66             -8.16       -31.00       -5.05       -45.51        -8.13

Past performance is not predictive of future performance.

[CHART]

RETURNS AND PER SHARE INFORMATION

                                                              YEAR ENDED DECEMBER 31,                          NINE MONTHS
                                ------------------------------------------------------------------------------     ENDED
                                                                                                               SEPTEMBER 30,
                                 1994*      1995        1996         1997       1998        1999        2000       2001
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share       $ 13.20    $ 14.34     $ 11.95     $  8.77     $  8.73     $ 15.26     $ 10.82    $  8.00
----------------------------------------------------------------------------------------------------------------------------
Market Value Per Share          $ 12.25    $ 13.33     $  9.75     $  7.44     $  7.00     $ 11.81     $  8.69    $  6.30
----------------------------------------------------------------------------------------------------------------------------
Premium/(Discount)                 -7.2%      -7.0%      -18.4%      -15.2%      -19.8%      -22.6%      -19.7%     -21.3%
----------------------------------------------------------------------------------------------------------------------------
Income Dividends                $  0.04    $  0.05     $  0.61     $  0.02     $  0.01     $  0.04     $  0.22         --
----------------------------------------------------------------------------------------------------------------------------
Capital Gains Distributions     $  0.01    $  0.02          --          --          --          --          --         --
----------------------------------------------------------------------------------------------------------------------------
Fund Total Return(2)              -5.94%      9.24%      -2.87%+    -26.36%      -0.34%      75.39%     -27.37%    -26.06%
----------------------------------------------------------------------------------------------------------------------------
Index Total Return(3)             -5.24%      2.88%      -3.63%     -29.55%      -0.30%      54.79%     -29.59%    -24.25%
----------------------------------------------------------------------------------------------------------------------------

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The benchmark for investment performance is comprised of two Morgan Stanley Capital International (MSCI) indices; Japan and All-Country Asia-Pacific Free ex-Japan with each index weighted equally.
*   The Fund commenced operations on August 2, 1994.
+ This return does not include the effect of the rights issued in connection with the Rights Offering. Foreign investing involves certain risks, including currency fluctuations and controls, restrictions on foreign investments, less governmental supervision and regulation, less liquidity and the potential for market volatility and political instability.

PORTFOLIO SUMMARY

[CHART]

ALLOCATION OF TOTAL INVESTMENTS

EQUITY SECURITIES               97.5%
SHORT-TERM INVESTMENTS           2.5

[CHART]

INDUSTRIES

BANKS                           7.8%
HOUSEHOLD DURABLES              7.4
ELECTRONIC EQUIPMENT &
 INSTRUMENTS                    6.1
SEMICONDUCTOR EQUIPMENT
 & PRODUCT                      6.1
MACHINERY                       5.7
COMPUTERS & PERIPHERALS         5.2
PHARMACEUTICALS                 4.4
METALS & MINING                 4.1
CHEMICALS                       4.0
REAL ESTATE                     4.0
OTHER                          45.2

[CHART]

COUNTRY WEIGHTINGS

JAPAN                           48.3%
CHINA / HONG KONG               12.3
AUSTRALIA                       10.0
SOUTH KOREA                      9.3
TAIWAN                           7.6
SINGAPORE                        5.4
INDIA                            4.0
MALAYSIA                         0.7
OTHER                            2.4

TEN LARGEST HOLDINGS

                                                                  PERCENT OF
                                                                  NET ASSETS
----------------------------------------------------------------------------
1.   Samsung Electronics Co., Ltd. (South Korea)                      1.9%
2.   Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)            1.9
3.   Nintendo Co., Ltd. (Japan)                                       1.8
4.   Hutchison Whampoa Ltd. (China/Hong Kong)                         1.8
5.   SK Telecom Co., Ltd. (South Korea)                               1.7
6.   Ricoh Co., Ltd. (Japan)                                          1.6
7.   Fuji Photo Film Co., Ltd. (Japan)                                1.6
8.   BHP Billiton Ltd. (Australia)                                    1.5
9.   China Mobile (Hong Kong) Ltd. (China/Hong Kong)                  1.4
10.  Hitachi Credit Corp. (Japan)                                     1.4
                                                                    ------
                                                                    16.6%
                                                                    ======

                                          MORGAN STANLEY ASIA-PACIFIC FUND, INC.
                                          STATEMENT OF NET ASSETS
                                          SEPTEMBER 30, 2001 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                   VALUE
                                                     SHARES        (000)
------------------------------------------------------------------------
COMMON STOCKS (96.7%)
(Unless otherwise noted)
========================================================================
AUSTRALIA (10.0%)
AIRLINES
 Qantas Airlines Ltd.                               961,400    $   1,469
------------------------------------------------------------------------
BANKS
 Australia & New Zealand Banking
   Group Ltd.                                        68,200          537
 Commonwealth Bank of Australia                      95,900        1,234
 National Australia Bank Ltd.                       209,400        2,649
 Westpac Banking Corp., Ltd.                        279,650        1,832
------------------------------------------------------------------------
                                                                   6,252
------------------------------------------------------------------------
BEVERAGES
 Foster's Brewing Group Ltd.                        938,750        2,309
------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES
 Brambles Industries Ltd.                           341,651        1,728
 Computershare Ltd.                                 151,600          332
------------------------------------------------------------------------
                                                                   2,060
------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
 Telstra Corp., Ltd.                              1,027,150        2,653
------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
 ERG, Ltd.                                          745,880          213
------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES
 Resmed Inc.                                         85,900          450
------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES
 Sonic Healthcare Ltd.                              169,200          667
------------------------------------------------------------------------
MEDIA
 News Corp., Ltd.                                   648,400        3,963
------------------------------------------------------------------------
METALS & MINING
 BHP Billiton Ltd.                                1,149,628        4,863
 MIM Holdings Ltd.                                1,118,100          463
 Normandy Mining Ltd.                             1,749,100        1,164
 Rio Tinto Ltd.                                     310,950        4,790
------------------------------------------------------------------------
                                                                  11,280
------------------------------------------------------------------------
PHARMACEUTICALS
 CSL Ltd.                                            87,610        1,941
------------------------------------------------------------------------
REAL ESTATE
 Lend Lease Corp., Ltd.                             137,250          748
------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
 Lang Corp., Ltd.                                    70,250          370
------------------------------------------------------------------------
                                                                  34,375
========================================================================
CHINA/HONG KONG (12.3%)
AUTOMOBILES
 Denway Motors Ltd.                               2,745,900          730
------------------------------------------------------------------------
BANKS
 Bank of East Asia                                  138,000          275
 Hang Seng Bank Ltd.                                221,900        2,298
------------------------------------------------------------------------
                                                                   2,573
------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES
 Greencool Technology Holdings
  Ltd.                                            1,250,000          417
------------------------------------------------------------------------
DISTRIBUTORS
 China Resources Enterprise Ltd.                    236,000          206
 Li & Fung Ltd.                                   2,020,000        1,916
------------------------------------------------------------------------
                                                                   2,122
------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
 Hong Kong Exchanges and
  Clearing Ltd.                                     576,000          694
 Swire Pacific Ltd. 'A'                             484,600        1,824
 Wharf Holdings Ltd.                                126,000          209
------------------------------------------------------------------------
                                                                   2,727
------------------------------------------------------------------------
ELECTRIC UTILITIES
 CLP Holdings Ltd.                                  202,200          778
------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
 Johnson Electric Holdings Ltd.                   1,316,000        1,198
------------------------------------------------------------------------
GAS UTILITIES
 Hong Kong & China Gas Co., Ltd.                  1,709,950        2,138
------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
 China Merchants Holdings
  International Co., Ltd.                           578,000          341
 Citic Pacific Ltd.                                 580,000        1,093
 Hutchison Whampoa Ltd.                             831,950        6,187
------------------------------------------------------------------------
                                                                   7,621
------------------------------------------------------------------------
MEDIA
 Asia Satellite Telecommunications
  Holdings Ltd.                                     287,000          375
 Television Broadcasts Ltd.                         198,000          537
------------------------------------------------------------------------
                                                                     912
------------------------------------------------------------------------
METALS & MINING
 Yanzhou Coal Mining Co., Ltd.                    1,644,000          495
------------------------------------------------------------------------
OIL & GAS
 China Petroleum & Chemical Corp.                 2,486,000          348
 CNOOC Ltd.                                       1,821,000        1,821
 PetroChina Company Ltd.                          4,340,000          829
------------------------------------------------------------------------
                                                                   2,998
------------------------------------------------------------------------

                                        5

                                                                   VALUE
                                                     SHARES        (000)
------------------------------------------------------------------------
REAL ESTATE
 Amoy Properties Ltd.                               409,000    $     396
 Cheung Kong (Holdings) Ltd.                        310,000        2,415
 Henderson Land Development Co.,
  Ltd.                                              146,000          478
 New World Development Co., Ltd.                    987,000          664
 Sino Land Co., Ltd.                                428,000          119
 Sun Hung Kai Properties Ltd.                       724,000        4,614
------------------------------------------------------------------------
                                                                   8,686
------------------------------------------------------------------------
SOFTWARE
 Travelsky Technology Ltd.                          710,000          478
------------------------------------------------------------------------
SPECIALTY RETAIL
 Esprit Holdings Ltd.                             1,261,000        1,196
 Giordano International Ltd.                        760,000          344
------------------------------------------------------------------------
                                                                   1,540
------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
 China Mobile (Hong Kong) Ltd.
  ADR                                             1,522,000        4,839
 China Unicom Ltd.                                1,062,000        1,144
 SmarTone Telecommunications
  Holdings Ltd.                                   1,043,000        1,110
------------------------------------------------------------------------
                                                                   7,093
------------------------------------------------------------------------
                                                                  42,506
========================================================================
INDIA (3.3%)
AUTOMOBILES
 Hero Honda Motors Ltd.                             178,805          696
------------------------------------------------------------------------
BANKS
 HDFC Bank Ltd. ADR                                  53,200          734
 State Bank of India Ltd.                           170,035          586
------------------------------------------------------------------------
                                                                   1,320
------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES
 Aptech Ltd.                                        109,800           81
------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
 Sterlite Optical Technologies
  Ltd.                                              185,150          406
------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
 Mahanagar Telephone Nigam Ltd.                     337,127          906
 Videsh Sanchar Nigam Ltd.                          151,430          671
------------------------------------------------------------------------
                                                                   1,577
------------------------------------------------------------------------
ELECTRIC UTILITIES
 Tata Power Co., Ltd.                                20,005           42
------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
 Bharat Heavy Electricals Ltd.                      197,937          495
------------------------------------------------------------------------
HOUSEHOLD PRODUCTS
 Colgate-Palmolive (India) Ltd.                      59,000          194
------------------------------------------------------------------------
IT CONSULTING & SERVICES
 Digital Equipment (India) Ltd.                      61,622          299
 HCL Technologies Ltd.                              145,170          394
 Infosys Technologies Ltd.                           47,850        2,379
 SSI Ltd., GDR                                      105,000           26
 Wipro Ltd.                                          23,000          507
------------------------------------------------------------------------
                                                                   3,605
------------------------------------------------------------------------
MEDIA
 Zee Telefilms Ltd.                                 125,000          228
------------------------------------------------------------------------
METALS & MINING
 Tata Iron & Steel Co., Ltd.                          1,910            3
------------------------------------------------------------------------
OIL & GAS
 Bharat Petroleum Corp., Ltd.                        78,300          262
 Hindustan Petroleum Corp.,
  Ltd.                                               80,000          208
------------------------------------------------------------------------
                                                                     470
------------------------------------------------------------------------
PHARMACEUTICALS
 Cipla Ltd.                                          10,735          252
 Dr. Reddy's Laboratories Ltd.                       32,992        1,231
------------------------------------------------------------------------
                                                                   1,483
------------------------------------------------------------------------
TOBACCO
 ITC Ltd.                                            67,900          819
------------------------------------------------------------------------
                                                                  11,419
========================================================================
JAPAN (48.3%)
AUTO COMPONENTS
 Nifco, Inc.                                        230,000        2,551
------------------------------------------------------------------------
AUTOMOBILES
 Nissan Motor Co., Ltd.                             780,000        3,244
 Suzuki Motor Corp.                                 379,000        3,663
 Toyota Motor Corp.                                 144,000        3,688
------------------------------------------------------------------------
                                                                  10,595
------------------------------------------------------------------------
BANKS
 Mitsubishi Tokyo Financial Group,
  Inc.                                                   85          662
------------------------------------------------------------------------
BUILDING PRODUCTS
 Sanwa Shutter Corp., Ltd.                          302,000          746
------------------------------------------------------------------------
CHEMICALS
 Daicel Chemical Industries Ltd.                    840,000        2,327
 Denki Kagaku Kogyo
  Kabushiki Kaisha                                  600,000        1,205
 Kaneka Corp.                                       549,000        3,529
 Lintec Corp.                                       240,000        1,741
 Mitsubishi Chemical Corp.                          894,000        1,893
 Shin-Etsu Polymer Co., Ltd.                        450,000        1,646
------------------------------------------------------------------------
                                                                  12,341
------------------------------------------------------------------------

                                        6

                                                                   VALUE
                                                     SHARES        (000)
------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES
 Dai Nippon Printing Co., Ltd.                      313,000    $   3,135
 Nissha Printing Co., Ltd.                           63,000          321
------------------------------------------------------------------------
                                                                   3,456
------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
 Fujitsu Ltd.                                       538,000        4,498
 Mitsumi Electric Co., Ltd.                         226,000        2,459
 NEC Corp.                                          418,000        3,404
 Toshiba Corp.                                    1,086,000        4,144
------------------------------------------------------------------------
                                                                  14,505
------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
 Kurita Water Industries Ltd.                       327,000        3,968
 Obayashi Corp.                                     100,000          462
------------------------------------------------------------------------
                                                                   4,430
------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
 Hitachi Credit Corp.                               237,900        4,798
------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
 Nippon Telephone & Telegraph
  Corp.                                                 934        4,346
------------------------------------------------------------------------
ELECTRIC UTILITIES
 Tokyo Electric Power Co., Inc.                     100,000        2,486
------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
 Furakawa Electric Co., Ltd.                        278,000        1,507
 Kyudenko Co.                                       290,000        1,005
------------------------------------------------------------------------
                                                                   2,512
------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
 Hitachi Ltd.                                       700,000        4,645
 Kyocera Corp.                                       70,000        4,558
 Nissei Sangyo Co., Ltd.                             95,000        1,222
 Ryosan Co., Ltd.                                   143,000        1,703
 TDK Corp.                                           90,000        3,766
------------------------------------------------------------------------
                                                                  15,894
------------------------------------------------------------------------
FOOD & DRUG RETAILING
 FamilyMart Co., Ltd.                               142,200        2,749
------------------------------------------------------------------------
FOOD PRODUCTS
 House Foods Corp.                                  111,000        1,207
 Nippon Meat Packers, Inc.                          178,000        1,671
------------------------------------------------------------------------
                                                                   2,878
------------------------------------------------------------------------
HOUSEHOLD DURABLES
 Aiwa Co., Ltd.                                     157,600          390
 Casio Computer Co., Ltd.                           450,000        2,493
 Matsushita Electric Industrial Co.,
  Ltd.                                              367,000        4,484
 Nintendo Co., Ltd.                                  44,000        6,301
 Rinnai Corp.                                       103,700        2,113
 Sangetsu Co., Ltd.                                  17,000          242
 Sekisui Chemical Co., Ltd.                         443,000        1,261
 Sekisui House Ltd.                                 390,000        3,084
 Sony Corp.                                         103,000        3,784
------------------------------------------------------------------------
                                                                  24,152
------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS
 Fuji Photo Film Co., Ltd.                          151,000        5,181
 Yamaha Corp.                                       292,000        2,102
------------------------------------------------------------------------
                                                                   7,283
------------------------------------------------------------------------
MACHINERY
 Amada Co., Ltd.                                    592,000        2,874
 Daifuku Co., Ltd.                                  623,000        2,529
 Daikin Industries Ltd.                             279,000        3,934
 Fuji Machine Manufacturing Co.,
  Ltd.                                              186,000        2,537
 Fujitec Co., Ltd.                                  170,000          610
 Minebea Co., Ltd.                                  500,000        2,574
 Mitsubishi Heavy Industries Ltd.                   932,000        3,221
 Tsubakimoto Chain Co.                              532,000        1,273
------------------------------------------------------------------------
                                                                  19,552
------------------------------------------------------------------------
MARINE
 Mitsubishi Logistics Corp.                         135,000        1,263
------------------------------------------------------------------------
OFFICE ELECTRONICS
 Canon, Inc.                                        164,000        4,488
 Ricoh Co., Ltd.                                    351,000        5,270
------------------------------------------------------------------------
                                                                   9,758
------------------------------------------------------------------------
PHARMACEUTICALS
 Ono Pharmaceutical Co., Ltd.                       128,000        4,017
 Sankyo Co., Ltd.                                   190,000        3,347
 Yamanouchi Pharmaceutical Co.,
  Ltd.                                              159,000        4,258
------------------------------------------------------------------------
                                                                  11,622
------------------------------------------------------------------------
REAL ESTATE
 Mitsubishi Estate Co., Ltd.                        332,000        3,284
------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
 Rohm Co., Ltd.                                      28,000        2,718
------------------------------------------------------------------------

                                        7

                                                                   VALUE
                                                     SHARES        (000)
------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS
 Mitsubishi Corp.                                   155,000    $   1,105
 Nagase & Co., Ltd.                                 197,000          805
------------------------------------------------------------------------
                                                                   1,910
------------------------------------------------------------------------
                                                                 166,491
========================================================================
MALAYSIA (0.7%)
HOTELS RESTAURANTS & LEISURE
 Magnum Corp. Bhd                                 1,678,000          852
------------------------------------------------------------------------
TOBACCO
 British American Tobacco
  (Malaysia) Bhd                                    190,000        1,738
------------------------------------------------------------------------
                                                                   2,590
========================================================================
SINGAPORE (5.4%)
AEROSPACE & DEFENSE
 SIA Engineering Co., Ltd.                          544,000          314
 Singapore Technologies
  Engineering Ltd.                                  777,000          959
------------------------------------------------------------------------
                                                                   1,273
------------------------------------------------------------------------
AIRLINES
 Singapore Airlines Ltd.                            328,000        1,486
------------------------------------------------------------------------
BANKS
 DBS Group Holdings Ltd.                            364,979        1,995
 Oversea-Chinese Banking
  Corp., Ltd.                                       596,700        3,193
 Overseas Union Bank Ltd.                           289,210        1,580
 United Overseas Bank Ltd.                          409,000        2,223
------------------------------------------------------------------------
                                                                   8,991
------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
 Keppel Corp., Ltd.                                 466,000          755
------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
 Singapore Telecommunications
  Ltd.                                              654,000          670
------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
 Venture Manufacturing (Singapore)
  Ltd.                                              419,000        2,076
------------------------------------------------------------------------
MEDIA
 Singapore Press Holdings Ltd.                      149,600        1,339
------------------------------------------------------------------------
REAL ESTATE
 Capitaland, Ltd.                                   651,000          490
 City Developments Ltd.                             240,000          568
------------------------------------------------------------------------
                                                                   1,058
------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
 Sembcorp Logisitics Corp.                          860,800          877
------------------------------------------------------------------------
                                                                  18,525
========================================================================
SOUTH KOREA (9.1%)
AUTO COMPONENTS
 Hyundai Mobis                                      134,920        1,143
------------------------------------------------------------------------
AUTOMOBILES
 Hyundai Motor Co., Ltd.                            150,650        1,941
------------------------------------------------------------------------
BANKS
 H&CB                                                51,951        1,116
 Hana Bank                                          107,250          748
 Kookmin Bank                                        43,581          538
 Shinhan Bank                                       216,770        1,642
------------------------------------------------------------------------
                                                                   4,044
------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
 LG Engineering & Construction
  Co., Ltd.                                         113,090        1,054
------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
 Kookmin Credit Card Co., Ltd.                       23,670          596
 LG Securities Co.                                   66,700          393
 Samsung Securities Co., Ltd.                        23,640          516
------------------------------------------------------------------------
                                                                   1,505
------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
 Korea Telecom Corp. ADR                            122,300        2,237
------------------------------------------------------------------------
ELECTRIC UTILITIES
 Korea Electric Power Corp.                          39,330          633
 Korea Electric Power Corp. ADR                     121,200        1,073
------------------------------------------------------------------------
                                                                   1,706
------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
 Samsung Electro Mechanics Co.,
  Ltd.                                               34,821          664
------------------------------------------------------------------------
FOOD PRODUCTS
 Tongyang Confectionery
  Corp.                                              24,610          454
------------------------------------------------------------------------
HOUSEHOLD DURABLES
 Humax Co., Ltd.                                     82,320        1,199
------------------------------------------------------------------------
HOUSEHOLD PRODUCTS
 LG Household & Health Care Ltd.                     17,100          367
------------------------------------------------------------------------
MEDIA
 Cheil Communications, Inc.                          15,140        1,069
------------------------------------------------------------------------
METALS & MINING
 Pohang Iron & Steel Co., Ltd.                       17,720        1,096
 Pohang Iron & Steel Co., Ltd. ADR                   38,900          611
------------------------------------------------------------------------
                                                                   1,707
------------------------------------------------------------------------
MULTILINE RETAIL
 Shinsegae Co Ltd                                     4,400          310
------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
 Samsung Electronics Co., Ltd.                       55,827        5,994
------------------------------------------------------------------------

                                        8

                                                                   VALUE
                                                     SHARES        (000)
------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
 SK Telecom Co., Ltd.                                18,840    $   3,005
 SK Telecom Co., Ltd. ADR                           160,600        2,962
------------------------------------------------------------------------
                                                                   5,967
------------------------------------------------------------------------
                                                                  31,361
========================================================================
TAIWAN (7.6%)
BANKS
 Bank Sinopac                                       935,000          352
 Chinatrust Commercial Bank                       3,023,480        1,542
 Taipei Bank                                        356,300          171
 Taishin International Bank                       2,308,241          866
------------------------------------------------------------------------
                                                                   2,931
------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
 Accton Technology Corp.                            639,000          754
------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
 Ambit Microsystems Corp.                           201,191          650
 Asustek Computer, Inc.                             453,800        1,361
 Quanta Computer, Inc.                              715,000        1,336
------------------------------------------------------------------------
                                                                   3,347
------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
 Acer Display Technology Inc                        864,000          378
 Hon Hai Precision Industry Co.,
  Ltd.                                              609,632        1,926
------------------------------------------------------------------------
                                                                   2,304
------------------------------------------------------------------------
FOOD & DRUG RETAILING
 President Chain Store Corp.                        426,226          809
------------------------------------------------------------------------
FOOD PRODUCTS
 Uni-President Enterprises Co.                    1,365,920          471
------------------------------------------------------------------------
INSURANCE
 Cathay Life Insurance Co., Ltd.                    504,000          520
 Fubon Insurance Co.                                844,000          650
------------------------------------------------------------------------
                                                                   1,170
------------------------------------------------------------------------
METALS & MINING
 China Steel Corp.                                1,842,670          649
------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
 ASE Test Ltd.                                       48,300          372
 Faraday Technology Corp.                            75,600          235
 Realtek Semiconductor Corp.                        197,500          538
 Siliconware Precision Industries
  Co.                                             1,783,248          884
 Sunplus Technology Co., Ltd.                       226,450          430
 Taiwan Semiconductor
  Manufacturing Co., Ltd.                         4,846,168        6,558
 United Microelectronics Corp.                    4,173,910        3,253
------------------------------------------------------------------------
                                                                  12,270
------------------------------------------------------------------------
TEXTILES & APPAREL
 Far Eastern Textile Ltd.                            44,220           14
 Far Eastern Textile Ltd. GDR                         6,729           20
 Formosa Chemicals & Fibre Corp.                    981,440          600
------------------------------------------------------------------------
                                                                     634
------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
 Taiwan Cellular Corp.                              770,426          824
------------------------------------------------------------------------
                                                                  26,163
========================================================================
TOTAL COMMON STOCKS
 (Cost $449,407)                                                 333,430
========================================================================
PREFERRED STOCK (0.2%)
========================================================================
SOUTH KOREA (0.2%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS
 Samsung Electronics Co., Ltd.
  (Preferred) (Cost $1,657)                          14,240          643
========================================================================
INVESTMENT COMPANIES (0.7%)
========================================================================
INDIA (0.7%)
 Morgan Stanley Growth Fund
  (Cost $3,233)                                  17,158,100(a)     2,349
========================================================================

                                                    FACE
                                                   AMOUNT
                                                   (000)
------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.2%)
========================================================================
UNITED STATES (2.2%)
REPURCHASE AGREEMENT
 J.P. Morgan Chase Securities, Inc., 2.50%,
   dated 9/28/01, due 10/1/01
 (Cost $7,558)                                        7,558        7,558
========================================================================

FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN(0.3%)
========================================================================
 Australian Dollar                  AUD                  97           48
 Hong Kong Dollar                   HKD                 116           15
 Indian Rupee                       INR                 248            5
 Japanese Yen                       JPY               4,447           37
 Taiwan Dollar                      TWD              23,937          694
 New Zealand Dollar                 NZD                  --@          --@
 South Korean Won                   KRW             244,957          188
------------------------------------------------------------------------
 TOTAL FOREIGN CURRENCY
  (Cost $987)                                                        987
========================================================================

                                        9

                                                   AMOUNT          VALUE
                                                    (000)          (000)
------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
 (Cost $462,842)                                               $ 344,967
========================================================================
OTHER ASSETS AND LIABILITIES (-0.1%)
========================================================================
 Other Assets                                     $   2,016
 Liabilities                                         (2,229)        (213)
========================================================================
NET ASSETS (100%)
 Applicable to 43,071,656 issued and
  outstanding $ 0.01 par value shares
  (100,000,000 shares authorized)                              $ 344,754
========================================================================
NET ASSET VALUE PER SHARE                                      $    8.00
========================================================================

(a) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
ADR- American Depositary Receipt
@--Value is less than $500

========================================================================
SEPTEMBER 30, 2001 EXCHANGE RATES:
------------------------------------------------------------------------
AUD   Australian Dollar                               2.029  =    $1.00
HKD   Hong Kong Dollar                                7.799  =    $1.00
INR   Indian Rupee                                   47.850  =    $1.00
JPY   Japanese Yen                                  119.490  =    $1.00
TWD   Taiwan Dollar                                1303.999  =    $1.00
NZD   New Zealand Dollar                              2.453  =    $1.00
KRW   South Korean Won                               34.510  =    $1.00
------------------------------------------------------------------------

                                       10